Taxation - Effects of Deferred Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance	$ 449,458
Deferred tax liability, opening balance	(318,252)
Consolidated statements of comprehensive income	120,069	$ (227,452)	$ 181,339
Other	1	(8)	373
Deferred tax asset, closing balance	632,071	449,458
Deferred tax liability, closing balance	(380,795)	(318,252)
Net deferred tax asset (liability), opening balance	131,206	358,666	176,954
Net deferred tax asset (liability), closing balance	251,276	131,206	358,666
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance	103,998	92,393	114,182
Consolidated statements of comprehensive income	53,037	11,605	(21,789)
Other	0	0	0
Deferred tax asset, closing balance	157,035	103,998	92,393
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance	4,235	2,378	1,734
Consolidated statements of comprehensive income	(136)	1,857	644
Other	0	0	0
Deferred tax asset, closing balance	4,099	4,235	2,378
Net operating loss carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance	686	3,865	562
Consolidated statements of comprehensive income	3,739	(3,179)	3,360
Other	0	0	(57)
Deferred tax asset, closing balance	4,425	686	3,865
Federal tax credits carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance	163,158	184,975	183,460
Consolidated statements of comprehensive income	70,811	(21,817)	1,515
Other	0	0	0
Deferred tax asset, closing balance	233,969	163,158	184,975
Property, plant, and equipment and natural gas and oil properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, opening balance	(252,587)	(255,440)	(266,987)
Consolidated statements of comprehensive income	(99,472)	2,853	11,360
Other	0	0	187
Deferred tax liability, closing balance	(352,059)	(252,587)	(255,440)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance	153,057	378,918	202,802
Consolidated statements of comprehensive income	38,455	(225,861)	176,116
Other	0	0	0
Deferred tax asset, closing balance	191,512	153,057	378,918
Investment in partnerships
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, opening balance	(60,067)	(82,930)	(72,105)
Consolidated statements of comprehensive income	54,834	8,570	(11,068)
Other	0	14,293	243
Deferred tax liability, closing balance	(5,233)	(60,067)	(82,930)
163(j) interest expense limitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance	24,324	15,573	0
Consolidated statements of comprehensive income	16,707	8,751	15,573
Other			0
Deferred tax asset, closing balance	41,031	24,324	15,573
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, opening balance		18,934	13,306
Deferred tax liability, opening balance	(5,598)
Consolidated statements of comprehensive income	(17,906)	(10,231)	5,628
Other	1	(14,301)	0
Deferred tax asset, closing balance			$ 18,934
Deferred tax liability, closing balance	$ (23,503)	$ (5,598)